Financial Instruments	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Financial Instruments
Financial Instruments

As of December 31, 2015, the Company’s financial instruments, measured at fair value on a recurring and non-recurring basis, were as follows:

	Amount at Fair Value $	Fair Value Measurements Using
		Level 1 $	Level 2 $	Level 3 $
Assets:
Cash equivalents:
Money market funds	59,655	59,655	—	—
U.S. term deposits	21,259	21,259	—	—
Marketable securities:
U.S. federal bonds	35,970	35,970	—	—
Corporate bonds	44,028	—	44,028	—

All cash equivalents and marketable securities mature within one year of the consolidated balance sheet date. As at December 31, 2015 the Company did not have any outstanding foreign exchange forward contracts.

As of December 31, 2014, the Company’s financial instruments, measured at fair value on a recurring and non-recurring basis, were as follows:

	Amount at Fair Value $	Fair Value Measurements Using
		Level 1 $	Level 2 $	Level 3 $
Assets:
Cash equivalents:
Money market funds	31,271	31,271	—	—
Canadian guaranteed investment certificates	1,294	1,294	—	—
U.S. term deposits	3,500	3,500	—	—
Marketable securities:
U.S. federal bonds	5,502	5,502	—	—
Corporate bonds	12,207	—	12,207	—
Derivatives:
Foreign exchange forward contracts	7	—	7	—

As at December 31, 2014 the Company held foreign exchange forward contracts to convert USD into CAD to fund a portion of its operations. The fair value of foreign exchange forward contracts and corporate bonds was based upon Level 2 inputs, which included period-end mid-market quotations for each underlying contract as calculated by the financial institution with which the Company has transacted. The quotations are based on bid/ask quotations and represent the discounted future settlement amounts based on current market rates.
There were no transfers between Levels 1, 2 and 3 during the years ended December 31, 2015 and 2014.